INTANGIBLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
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Intangibles and Other Assets
Intangibles and other assets consist of the following:

	December 31,
(Dollars in thousands)	2012	2011
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $7.5 million on December 31, 2012, and $6.7 million on December 31, 2011	$5,820	$6,620
Patents, net of accumulated amortization of $0.7 million on December 31, 2012, and $0.6 million on December 31, 2011	411	526
Total amortizable intangible assets	6,231	7,146
Unamortizable intangible assets:
Trademarks	17,780	21,473
Other assets:
Financing costs, net of accumulated amortization of $8.2 million on December 31, 2012, and $16.1 million on December 31, 2011	33,909	24,093
Deferred major repair	17,473	12,294
Replacement parts, net	3,679	4,257
Loan to affiliate	23,305	23,305
Restricted cash	3,454	3,560
Other	10,601	6,822
Total other assets	92,421	74,331
Intangibles and other assets	$116,432	$102,950
Certain previously reported amounts have been reclassified to agree with current presentation.

Estimated Future Amortization Expense for Intangible Assets Over Next Five Years	The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2013	$815
2014	715
2015	615
2016	567
2017	400